Intangible Assets (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Apr. 03, 2021	Mar. 31, 2021	Jan. 18, 2021	Oct. 22, 2019	May 16, 2019	Mar. 02, 2018
Statement [Line Items]
Impairment loss	$ 36,635			$ 176,450
Common shares issued					6,372,298	1,779,833	316,000		59,524
RTIC Patents [Member]
Statement [Line Items]
Impairment loss				$ 6,625,246
Thrudermic, LLC [Member]
Statement [Line Items]
Impairment loss			$ 610,596
Common shares issued										50,000
Price per share										$ 1.00
Altum Pharmaceuticals Inc. [Member] | First Phase 3 trial [Member]
Statement [Line Items]
Milestone payments		$ 3,000,000
Altum Pharmaceuticals Inc. [Member] | Annual net sales up to $50 million [Member]
Statement [Line Items]
Annual net sales		$ 50,000,000
Royalties payment, percentage		8.00%
Altum Pharmaceuticals Inc. [Member] | Annual net sales on the next $25 million [Member]
Statement [Line Items]
Annual net sales		$ 25,000,000
Royalties payment, percentage		10.00%
Altum Pharmaceuticals Inc. [Member] | Annual net sales above $75 million [Member]
Statement [Line Items]
Annual net sales		$ 75,000,000
Royalties payment, percentage		12.50%
Altum Pharmaceuticals Inc. [Member] | Third person [Member]
Statement [Line Items]
Upfront payment percentage		30.00%
Altum Pharmaceuticals Inc. [Member] | First commercial sale [Member]
Statement [Line Items]
Milestone payments		$ 10,000,000
Altum Pharmaceuticals Inc. [Member] | New Drug Application [Member]
Statement [Line Items]
Milestone payments		$ 5,000,000
Solmic Patents [Member]
Statement [Line Items]
Consideration paid								$ 10,000
Patents								$ 50,000
Impairment loss			$ 75,611